Capital Stock (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for the years ended December 31, 2012, 2011, and 2010, are as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted- Average	Options	Weighted- Average	Options	Weighted- Average
	(000’s)	Exercise Price	(000’s)	Exercise Price	(000’s)	Exercise Price
	#	$	#	$	#	$
Outstanding—beginning of year	5,713	32.47	6,123	31.54	5,983	31.46
Granted	433	27.69	96	34.93	733	24.42
Exercised	(733)	15.85	(363)	16.14	(380)	15.12
Forfeited / expired	(128)	31.81	(143)	33.11	(213)	29.00

Outstanding—end of year	5,285	34.40	5,713	32.47	6,123	31.54

Exercisable—end of year	4,561	35.54	4,656	35.40	3,963	36.80

Non-vested Stock Option Activity and Related Information

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2012, 2011 and 2010, are as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted- Average	Options	Weighted- Average		Weighted- Average
	(000’s)	Grant Date Fair Value	(000’s)	Grant Date Fair Value	(000’s)	Grant Date Fair Value
	#	$	#	$	#	$
Outstanding non-vested stock options—beginning of year	1,057	6.40	2,160	6.36	2,684	6.56
Granted	433	8.72	96	11.27	733	8.16
Vested	(747)	5.44	(1,071)	6.18	(1,084)	7.48
Forfeited	(20)	8.24	(128)	11.47	(173)	10.06

Outstanding non-vested stock options—end of year	723	8.74	1,057	6.40	2,160	6.36

Details Regarding Outstanding and Exercisable Stock Options

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2012 are as follows:

	Outstanding Options			Exercisable Options
	Options (000’s)	Weighted- Average Remaining Life	Weighted- Average Exercise Price	Options (000’s)	Weighted- Average Remaining Life	Weighted- Average Exercise Price
Range of Exercise Prices	#	(Years)	$	#	(Years)	$
$10.00 – $14.99	689	6.2	11.84	689	6.2	11.84
$15.00 – $19.99	107	0.2	19.59	107	0.2	19.59
$20.00 – $24.99	626	7.1	24.39	392	7.1	24.37
$25.00 – $29.99	433	9.2	27.69	—	—	—
$30.00 – $34.99	429	2.6	33.84	373	1.8	33.67
$35.00 – $39.99	741	3.3	38.98	741	3.3	38.98
$40.00 – $44.99	1,246	5.2	40.41	1,246	5.2	40.41
$45.00 – $49.99	345	2.2	46.80	345	2.2	46.80
$50.00 – $59.99	666	4.2	51.40	666	4.2	51.40
$60.00 – $64.99	3	4.3	60.96	3	4.3	60.96

	5,285	5.0	34.40	4,562	4.4	35.54